Transactions with Related Parties - Sifnos Shareholders Inc. (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 21, 2015	Dec. 31, 2015	Dec. 30, 2015	Dec. 22, 2015	Dec. 31, 2014
Deferred finance costs		$ 636			$ 118,710
Revolving Credit Facility
Principal amount		60,000
Sifnos Shareholders Inc. | Revolving Credit Facility
Principal amount		$ 60,000
Loan's tenor		3 years
Amount converted			$ 10,000
First priority mortage		One Panamax dry-bulk carrier
Amount drawn down	$ 20,000			$ 10,000
Preferred Stock, Voting Rights		5 votes
Preferred Stock converted into Common Stock, Conversion Basis		On a one to one basis within three months
Line of credit facility amount outstanding		$ 20,000
Deferred finance costs		$ 607
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted			4,000,000
Sifnos Shareholders Inc. | Before the reverse stock split | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted			100,000,000